Average Annual Total Returns - Class I2 - Transamerica Intermediate Muni	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg Barclays Muni Managed Money Intermediate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Muni Managed Money Intermediate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.64%	3.29%	Sep. 30, 2016	3.56%	2.97%	2.73%	2.81%	5.70%	3.44%